Statement of consolidated cash flow - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Profit (loss) before income taxes	R$ 17,961,023	R$ (9,683,784)	R$ (4,603,068)
Adjustments for reconciliation of profit
Depreciation and amortization	4,178,433	4,048,081	3,632,265
Results from equity-accounted investees	(4,644)	19,398	(10,218)
Net interest, monetary and foreign exchange gain/losses	6,311,431	10,457,272	4,145,110
Provisions (reversal and recovery of credits), net	819,130	336,838	320,439
Provision - geological event in Alagoas	1,339,765	6,901,828	3,383,067
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(1,031,099)	(310,557)	(1,904,206)
Loss for impairment of trade accounts receivable and others from clients	8,914	55,252	7,069
Provision for losses and write-offs of long-lived assets	115,187	8,794	225,204
Adjustments for reconciliation of profit	29,698,140	11,833,122	5,195,662
Changes in operating assets and liabilities
Judicial deposits - unfreezing (blocking) Public Civil Action		3,746,107	(3,680,460)
Financial investments	296,957	(1,860,827)	797,445
Trade accounts receivable	(2,175,285)	(2,187,826)	895,046
Inventories	(7,574,285)	(252,534)	867,817
Taxes recoverable	4,963,587	1,532,554	1,195,427
Prepaid expenses	19,322	293,785	202,732
Other receivables	(217,878)	397,103	(273,665)
Trade payables	1,199,614	(3,001,564)	282,445
Taxes payable	(3,007,488)	449,761	(569,793)
Advances from customers	(233,951)	198,988	197,965
Leniency agreement	(389,087)	(349,842)	(341,605)
Sundry provisions	(314,194)	(145,355)	(215,548)
Geological event in Alagoas	(2,928,081)	(1,181,931)
Other payables	1,039,403	(184,187)	362,203
Cash generated from operations	20,376,774	9,287,354	4,915,671
Interest paid	(2,883,433)	(2,736,821)	(2,238,445)
Income taxes paid	2,706,856	257,542	411,951
Net cash generated (used) from operating activities	14,786,485	6,292,991	2,265,275
Proceeds from the sale of property, plant and equipment and intangible assets	40,353	33,140	12,590
Dividends received	295	4,822	3,513
Acquisitions to property, plant and equipment and intangible assets	(3,421,324)	(2,759,789)	(2,682,522)
Net cash used in investing activities	(3,380,676)	(2,721,827)	(2,666,419)
Short-term and Long-term debt
Acquired	16,308	13,049,459	20,586,103
Payments	(9,413,909)	(8,734,505)	(17,425,409)
Braskem Idesa borrowings
Acquired	7,271,658		3,497,622
Payments	(7,995,045)	(905,210)	(4,398,453)
Payment loan to non-controlling shareholders of Braskem Idesa	(9,545)	(37,618)
Lease payments	(841,706)	(662,068)	(454,190)
Dividends paid	(5,993,265)	(2,380)	(668,904)
Other financial liabilities		(534,456)	499,999
Net cash (used) generated in financing activities	(16,965,504)	2,173,222	1,636,768
Exchange variation on cash of foreign subsidiaries	377,529	1,314,586	20,619
(Decrease) increase in cash and cash equivalents	(5,182,166)	7,058,972	1,256,243
Represented by
Cash and cash equivalents at the beginning of the year	13,862,852	6,803,880	5,547,637
Cash and cash equivalents at the end of the year	R$ 8,680,686	R$ 13,862,852	R$ 6,803,880